SCHEDULE OF CURRENCY EXCHANGE RATE (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
HKD To USD [member]
IfrsStatementLineItems [Line Items]
Year End	0.129	0.129	0.128
Average Rate	0.129	0.129	0.128
CNY To USD [member]
IfrsStatementLineItems [Line Items]
Year End	0.142	0.139	0.141
Average Rate	0.141	0.139	0.141
EUR To USD [member]
IfrsStatementLineItems [Line Items]
Year End	1.172	1.047	1.110
Average Rate	1.160	1.059	1.099
PEN To USD [member]
IfrsStatementLineItems [Line Items]
Year End	0.297	0.266	0.270
Average Rate	0.281	0.266	0.268